OTHER EVENTS - ENTRY INTO A MATERIAL DEFINITIVE AGREEMENT	12 Months Ended
Dec. 31, 2011
OTHER EVENTS - ENTRY INTO A MATERIAL DEFINITIVE AGREEMENT

NOTE T – OTHER EVENTS – ENTRY INTO A MATERIAL DEFINITIVE AGREEMENT

On December 21, 2011, the Company entered into an Agreement and Plan of Merger (the “KeySource Agreement”) with KeySource Financial, Inc., a North Carolina corporation (“KeySource”), pursuant to which KeySource will, on the terms and subject to the conditions set forth in the KeySource Agreement, merge with and into the Company so that the Company is the surviving corporation in the merger (the “Merger”). Simultaneous with the Merger, or as soon as is practicable thereafter, KeySource Commercial Bank, a North Carolina banking corporation and a wholly-owned subsidiary of KeySource, will be merged with and into BNC. The Company and KeySource anticipate that the Merger will close in the second quarter of 2012, subject to customary closing conditions, including regulatory approval.

At the effective time of the Merger (the “Effective Time”), each share of common stock, par value $1.00 per share, of KeySource issued and outstanding immediately before the Effective Time (the “KeySource Common Stock”), except for shares of KeySource Common Stock owned by KeySource or the Company or any of their respective wholly owned subsidiaries (other than certain trust account shares), shall be converted into the right to receive one share of common stock, no par value per share, of the Company. Any holder of shares of KeySource Common Stock who perfects such holders’ dissenters’ rights of appraisal in accordance with and as contemplated by the NCBCA shall be entitled to receive the value of such shares in cash as determined pursuant to such provision of the NCBCA.

The KeySource Agreement requires KeySource to call a meeting of its shareholders to be held as soon as reasonably practicable after the date of the KeySource Agreement for the purpose of obtaining the requisite shareholder approval required in connection with the Merger. The KeySource Agreement also requires the Company to offer one member of the KeySource board of directors (the “KeySource Board”) a seat as a non-management member on the Company’s board of directors until the Company’s next annual meeting of shareholders following the Effective Time, and the Company shall use all reasonable efforts to arrange for such member to sit for election to a regular term at the Company’s next annual meeting of shareholders. The Company is also required to offer, for a concurrent period of time, one member of the KeySource Board a seat as a non-management member on the board of directors of each subsidiary of the Company the composition of which is the same as the Company’s then-current board of directors.

Pursuant to the KeySource Agreement, prior the Effective Time, Donald R. Draughon, Chief Executive Officer of KeySource, shall have entered into an employment agreement with the Company and BNC, which shall become effective only upon consummation of the Merger. The obligation of the Company to effect the Merger is subject to the satisfaction or waiver by the Company, at or before the Effective Time, of certain conditions, including, but not limited to, (i) each member of the KeySource Board having executed and delivered a support agreement to the Company; (ii) each member of the KeySource Board having executed and delivered a noncompete agreement to the Company; (iii) each member of the KeySource Board (and the boards of directors of KeySource’s subsidiaries) having submitted their resignations to be effective as of the Effective Time and (iv) KeySource’s classified assets (as defined in the Merger Agreement) not exceeding $20 million as of the Effective Time.

The KeySource Agreement includes detailed representations, warranties and covenants of the Company and KeySource and termination provisions customary for transactions of this type. From the date of the KeySource Agreement to the Effective Time, KeySource has agreed to, among other things, conduct its business and the business of its subsidiaries in the ordinary course in all material respects and use commercially reasonable best efforts to maintain and preserve intact their business organization and advantageous business relationships and retain the services of their key officers and employees. KeySource has also agreed not to solicit or initiate discussions with third parties regarding other proposals to acquire KeySource and it has agreed to certain restrictions on its ability to respond to such proposals, as more fully described in the Merger Agreement.

The separate existence of KeySource Commercial Bank shall cease upon the effective time of the Bank Merger. BNC shall be the surviving bank in the Bank Merger and shall remain a wholly-owned subsidiary of the Company.